BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ 55,101	$ (25,371)	$ (90,528)
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Reserve of exchange differences on translation	17,585	(21,990)	(84,241)
Sonae Arauco S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(11,508)	(16,092)	15,880
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	4,582	(4,843)	(18,015)
Arauco Industria Mexico S.A.de C.V. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	12,057	(3,008)	(10,052)
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(16,249)	357	6,636
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(3,702)	(2,928)	1,387
Total reserve of exchange differences on translation [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ 57,866	$ (73,875)	$ (178,933)